Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Expenses [Abstract]
Summary of Accrued Expenses

	2021	2020
Accrued marketing and sales expenses	19,992	9,545
Accrued personnel expenses	31,487	24,157
Accrued production expenses	30,904	4,576
Accrued variable consideration	12,314	6,258
Other	22,776	15,418
Total	117,473	59,954